STOCKHOLDERS' EQUITY (Details Textual) - USD ($)		12 Months Ended
	Jun. 10, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,090,000
Ordinary price per share on date of grant	$ 0.60
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2	80.00%
Stock based compensation		$ 1,056	$ (74,955)	$ 25,841
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0.30
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Jun. 10, 2015